Income Taxes - Components of loss (income) before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Before Income Tax Domestic And Foreign [Line Items]
Income Loss Before Continuing Operations Before Income Taxes	$ 30,672,980	$ 110,712,948
UNITED KINGDOM
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	29,427,631	107,945,740
UNITED STATES
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	994,933	634,526
SPAIN
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	298,927	381,321
INDIA
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(92,982)	(300,433)
TAIWAN
Income Before Income Tax Domestic And Foreign [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 44,181	$ 2,051,794